Basic and Diluted Earnings Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basic and Diluted Earnings Per Common Share [Abstract]
Schedule Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Numerator:
Earnings from continuing operations	$ 1,262	$ 879	$ 2,175	$ 1,719

Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907
Effect of dilutive securities - equity based compensation plans	17	1	15	-
Net dilutive effect of warrants outstanding	-	-	-	-
Denominator for diluted earnings per common share	5,924	5,908	5,922	5,907

Earnings from continuing operations per common share:
Basic	$ 0.21	$ 0.15	$ 0.37	$ 0.29
Diluted	$ 0.21	$ 0.15	$ 0.37	$ 0.29

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	131	118	131
Warrants	640	640	640	640

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2012	2011
Numerator:
Earnings from continuing operations	$3,189	$2,471

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities — equity based compensation plans	6	-
Net dilutive effect of warrants outstanding	-	42
Denominator for diluted earnings per common share	5,913	5,949

Earnings from continuing operations per common share:
Basic	$0.54	$0.42
Diluted	$0.54	$0.42

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	112
Warrants	640	410